Related Party Transactions - Related party balances (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions
Commission expenses	$ 9,900	$ 10,200	$ 18,800	$ 20,800
Sale of equipment and services	100	$ 100	200	$ 300
Related party balances:
Receivables from sale of POS devices and peripherals	1,451		1,451		$ 1,609
Receivables from related companies	18		18		974
Notes receivable, short term	172		172		42
Due from related parties, short term	1,641		1,641		2,625
Notes receivable, long term					109
Due from related parties, long term					109
Liabilities to related companies	5,398		5,398		7,847
Due to related parties, short term	5,398		5,398		7,847
ISO commission reserve	560		560		675
Due to related parties, long term	$ 560		$ 560		675
Predecessor
Related Party Transactions
Commission expenses					38,600	$ 45,500
Sale of equipment and services					500	500
Related party balances:
Receivables from sale of POS devices and peripherals					1,609	1,511
Receivables from related companies					974	2,109
Notes receivable, short term					42	968
Due from related parties, short term					2,625	4,588
Notes receivable, long term					109	2,544
Due from related parties, long term					109	2,544
Liabilities to related companies					7,847	11,133
Due to related parties, short term					7,847	11,133
ISO commission reserve					675	1,225
Due to related parties, long term					$ 675	$ 1,225